Tax expenses (Schedule of Tax Balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets | ₪	₪ 5,780		₪ 3,965
Deferred tax assets/liabilities | ₪	₪ (2,017)		₪ (768)		₪ 818
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets | $		$ 1,859
Deferred tax assets/liabilities | $		$ (648)		$ (247)